Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of other equity instruments

	Initial interest rate %	First call date	2018 £m	2017 £m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
– £300m Perpetual Capital Securities	7.60	December 2019	300	300
– £500m Perpetual Capital Securities	6.625	June 2019	500	500

			2,041	2,041